Financial Instruments and Fair Value Measurements (FY) - Unobservable Inputs (Details)	Dec. 31, 2025 year	Dec. 31, 2024 year
Stock Price (in dollars per share)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.63	1.48
Volatility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	1.05	1.03
Risk-free rate (continuous)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.035	0.042
Expected term (in years)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.25	0.58
Dividend yield (continuous)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0	0